Note 9 - Stock-based Compensation - Significant Assumption Used in Fair Value Calculation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average risk-free interest rates	2.40%	2.26%	1.99%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of option (yrs) (Year)	7 years	7 years	7 years
Expected volatility	89.73%	88.72%	91.43%